Commitments (Tables)	6 Months Ended
Jun. 30, 2026
Commitments
Commitments - Future minimum lease revenues receivable under non-cancellable operating leases
	June 30, 2026	December 31, 2025
Within one year	3,683	12,264
Total	3,683	12,264

Commitments - Future minimum contractual obligations
	Olympia Shipholding S.A.	Thalia Shipholding S.A.	Total
July 1, 2026 to December 31, 2026	26,530	26,530	53,060
Total	26,530	26,530	53,060